Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Other* operating expenses
	(in millions)
2020	$2,912.2	$36.2	$1,026.4	$4.6	$53.6	$56.4	$9.3
2019	$2,958.5	$42.0	$1,054.5	$5.1	$59.3	$56.6	$8.4
2018	$2,914.1	$49.9	$1,190.5	$4.8	$64.6	$63.1	$9.9
* Includes amortization of deferred acquisition costs, amortization of value of business acquired and underwriting, general and administration expenses.